RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Aggregate Amount of Net Financial Instrument Positions (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ 506
Less: current portion	96
Long-term portion	410
Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	920
Less: current portion	370
Long-term portion	550
Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(414)	$ (482)
Less: current portion	(274)	(221)
Long-term portion	(140)	(261)
Energy derivative contracts | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	87
Energy derivative contracts | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	185
Energy derivative contracts | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(98)	102
Interest rate swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	23
Interest rate swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	311
Interest rate swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(288)	(422)
Foreign exchange swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	41
Foreign exchange swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	77
Foreign exchange swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(36)	(90)
Investments in debt and equity securities | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	355
Investments in debt and equity securities | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	0
Investments in debt and equity securities | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	355	330
Tax equity | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	0
Tax equity | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	347
Tax equity | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ (347)	$ (402)